Other financial assets and financial liabilities - Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Foreign exchange portfolio	R$ 331,563	R$ 43,129
Receivables from IFAs	177,895	27,377
Other financial assets	1,723	2,777
(-) Expected losses on other financial assets	(49,666)	(3,312)
Total	461,515	69,971
Current	331,563	43,129
Non-current	R$ 129,952	R$ 26,842